Schedule of Vessels (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Net book value, beginning balance	$ 101,936	$ 101,936
Vessel additions	27
Depreciation		(6,904)	$ (5,503)	$ (6,100)
Net book value, ending balance		140,194	101,936
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, beginning balance	119,303	119,303	148,736
Vessel additions		28,500
Vessel additions		26,625
Vessel additions		21,007
Vessel additions			(25,625)
Vessel additions			(33,198)
Vessel additions		24	77
BWTS installation			813
Depreciation
Vessel cost, ending balance		166,958	119,303	148,736
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(20,030)	(20,030)	(34,551)
Vessel additions
Vessel additions
Vessel additions
Vessel additions			9,519
Vessel additions			10,505
Vessel additions
BWTS installation
Depreciation		(6,904)	(5,503)
Accumulated depreciation, ending balance		(26,934)	(20,030)	(34,551)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value, beginning balance	$ 99,273	99,273	114,185
Vessel additions			28,500
Vessel additions		26,625
Vessel additions		21,007
Vessel additions			(16,106)
Vessel additions			(22,693)
Vessel additions		24	77
BWTS installation			813
Depreciation		(6,904)	(5,503)
Net book value, ending balance		$ 140,024	$ 99,273	$ 114,185